Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 02, 2020
Document Effective Date	Sep. 02, 2020
Prospectus Date	Sep. 02, 2020